Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Depreciation of Property, Plant and Equipment
Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*

*  Over the shorter term of the lease or the useful life of the asset

Schedule of Effects of New Standard on Consolidated Balance Sheet
Effects of the initial application of the new standard on the Company's consolidated balance sheet as of January 1, 2019:

	According to the previous accounting policy	The change	As presented according to Topic 842
		US$ thousands
Operating leases right-of-use	-	3,424	3,424
Prepaid expenses	90	(90)	-
Operating lease liabilities	-	(3,334)	(3,334)

Computation of Basic and Diluted Income Per Ordinary Share
The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2017	2018	2019
Net income attributable to ordinary shares
(US$ thousands)	21,714	14,637	10,236

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	7,455,528	7,552,094	7,520,389

Add assumed exercise of outstanding dilutive potential
ordinary shares	146,443	105,236	52,228

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	7,601,971	7,657,330	7,572,617

Basic income per ordinary shares (US$)	2.912	1.938	1.361

Diluted income per ordinary shares (US$)	2.856	1.912	1.352

Weighted average number of shares related to options
and RSUs excluded from the diluted earnings per share
calculation because of anti-dilutive effect	-	171,086	351,610